Equity (Tables)	6 Months Ended
Jun. 30, 2017
Equity [Abstract]
Schedule of Share-based Compensation Expense

Stock-based compensation expenses for equity-classified stock options and RSUs were allocated as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2017	2016	2017	2016
	U.S $ in thousands
Cost of sales	$799	$729	$1,442	$1,451
Research and development, net	1,089	1,357	1,938	2,716
Selling, general and administrative	3,443	3,393	5,855	6,935
Total stock-based compensation expenses	$5,331	$5,479	$9,235	$11,102

Summary of Stock Options Activity

A summary of the Company’s stock option activity for the six months ended June 30, 2017 is as follows:

		Weighted Average
	Number of Options	Exercise Price
Options outstanding as of January 1, 2017	2,615,461	$37.21
Granted	1,608,885	20.51
Exercised	(140,476)	15.77
Forfeited	(464,266)	40.97
Options outstanding as of June 30, 2017	3,619,604	$30.14
Options exercisable as of June 30, 2017	1,477,347	$38.88

Summary of RSUs activity

A summary of the Company’s RSUs activity for the six months ended June 30, 2017 is as follows:

		Weighted Average
	Number of RSUs	Grant Date Fair Value
Unvested RSUs outstanding as of January 1, 2017	267,756	$81.35
Granted	253,858	19.97
Forfeited	(73,638)	82.50
Vested	(67,980)	57.69
Unvested RSUs outstanding as of June 30, 2017	379,996	$44.36

Schedule of Accumulated other comprehensive income (loss)

The following table presents the changes in the components of accumulated other comprehensive income (loss), net of taxes, for the six months ended June 30, 2017 and 2016:

	Six months ended June 30, 2017
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2017	$(24)	$(13,455)	$(13,479)
Other comprehensive income before reclassifications	1,069	3,150	4,219
Amounts reclassified from accumulated other comprehensive loss	(883)	-	(883)
Other comprehensive income	186	3,150	3,336
Balance as of June 30, 2017	$162	$(10,305)	$(10,143)

	Six months ended June 30, 2016
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	Hedges	adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2016	$(107)	$(10,667)	$(10,774)
Other comprehensive loss before reclassifications	542	380	922
Amounts reclassified from accumulated other comprehensive income	(151)	-	(151)
Other comprehensive income	391	380	771
Balance as of June 30, 2016	$284	$(10,287)	$(10,003)